SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation expense

	December 31,
	2016	2015
Warrants issued for consulting services	$319,419	$47,880
Warrants issued for accrual of share-based awards to officers and directors	—	612,512
Common stock issued for accounts payable and accrued expenses	223,484	—
Common stock issued for services	271,097	67,500
Amortization of common stock issued for prepaid services	—	302,789
	$814,000	$1,030,681